Condensed Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)		Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2025	¥ 4,171,783	¥ 221,111	¥ 234,193	¥ 3,354,911	¥ 341,298		¥ (61,731)	¥ 4,089,782	¥ 82,001
Contribution to subsidiaries	5,345							0	5,345
Transaction with noncontrolling interests	(4,800)		304		28			332	(5,132)
Comprehensive income (loss), net of tax:
Net income (loss)	274,787			271,096				271,096	3,691
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(88,059)				(88,059)			(88,059)	0
Impact of changes in policy liability discount rate	311,459				311,459			311,459	0
Net change of debt valuation adjustments	188				188			188	0
Net change of defined benefit pension plans	5,545				5,548			5,548	(3)
Net change of foreign currency translation adjustments	(5,390)				(4,776)			(4,776)	(614)
Net change of unrealized gains (losses) on derivative instruments	(7,093)				(7,062)			(7,062)	(31)
Total other comprehensive income	216,650							217,298	(648)
Total comprehensive income	491,437							488,394	3,043
Cash dividends	(70,996)			(65,920)				(65,920)	(5,076)
Acquisition of treasury stock	(71,681)						(71,681)	(71,681)	0
Disposal of treasury stock	(17)		(77)				60	(17)	0
Other, net	787		786				1	787	0
Ending Balance at Sep. 30, 2025	4,521,858	221,111	235,206	3,560,087	558,624	[1]	(133,351)	4,441,677	80,181
Beginning Balance at Mar. 31, 2026	4,573,068	221,111	235,239	3,502,509	605,110		(81,469)	4,482,500	90,568
Contribution to subsidiaries	11,698							0	11,698
Transaction with noncontrolling interests	(28,740)		(6)					(6)	(28,734)
Comprehensive income (loss), net of tax:
Net income (loss)	862,053			856,218				856,218	5,835
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(112,013)				(112,013)			(112,013)	0
Impact of changes in policy liability discount rate	83,880				83,880			83,880	0
Net change of debt valuation adjustments	30				30			30	0
Net change of defined benefit pension plans	8,678				8,690			8,690	(12)
Net change of foreign currency translation adjustments	(15,270)				(15,125)			(15,125)	(145)
Net change of unrealized gains (losses) on derivative instruments	3,408				3,308			3,308	100
Total other comprehensive income	(31,287)							(31,230)	(57)
Total comprehensive income	830,766							824,988	5,778
Cash dividends	(69,665)			(68,675)				(68,675)	(990)
Acquisition of treasury stock	(148,912)						(148,912)	(148,912)	0
Disposal of treasury stock	1,962		(906)				2,868	1,962	0
Other, net	1,446		1,445				1	1,446	0
Ending Balance at Sep. 30, 2026	¥ 5,171,623	¥ 221,111	¥ 235,772	¥ 4,290,052	¥ 573,880	[2]	¥ (227,512)	¥ 5,093,303	¥ 78,320

[1]	As of September 30, 2025, net unrealized gains (losses) on investment in securities contained ¥(186) million (net of tax of ¥28 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2026, net unrealized gains (losses) on investment in securities contained ¥(145) million (net of tax of ¥47 million) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.